INCOME TAXES - Deferred tax asset not recognized in respect of non-capital loss carry forwards (Details)	Mar. 31, 2022 CAD ($)
CANADA
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	$ 35,872,460
CANADA | Year 2020
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	1,491,042
CANADA | Year 2021
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	10,969,398
CANADA | Year 2022
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	23,412,020
UNITED STATES
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	26,177,967
UNITED STATES | Year 2021
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	5,118,106
UNITED STATES | Year 2022
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	21,059,861
NETHERLANDS
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	3,769,761
NETHERLANDS | Year 2021
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	720,667
NETHERLANDS | Year 2022
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	3,049,094
JAMAICA
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	2,481,301
JAMAICA | Year 2021
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	1,402,618
JAMAICA | Year 2022
Income Tax Disclosure [Line Items]
Deferred tax asset note recognized in respect of non-capital loss carry forward	$ 1,078,683